CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (10,000)	$ (31,544)	$ 19,092
Adjustments required to reconcile net loss to net cash provided by operating activities:
Decrease in other current assets
Increase (decrease) in related parties	10,000	10,000	(201,317)
Interest on promissory note		21,544	181,347
Net cash used in operating activities			(878)
Decrease in cash and cash equivalents			(878)
Cash and cash equivalents at the beginning of the period			878
Cash and cash equivalents at the end of the period
Non-cash transaction
Selling of Intellectual Property			250,000
Forgiving of amounts due under a promissory by related parties	$ 2,816,091		$ 98,594